Discontinued Operations	12 Months Ended
May 31, 2012
Discontinued Operations
Discontinued Operations

J.     DISCONTINUED OPERATIONS

In May 2011, the Company sold its AMT product line in exchange for $250,000 in cash and a note receivable for $162,500 which was paid in full during fiscal year 2012.

In accordance with ASC 205-20, Presentation of Financial Statements – Discontinued Operations, the accompanying consolidated balance sheets, statements of operations and cash flows present the operating results and the assets and liabilities of AMT as discontinued operations. Following completion of the Recapitalization Transaction in March 2011, the new management team determined that the AMT product line was not a strategic component of the ongoing business. AMT’s technologies are aimed directly at small Tool & Die shops located primarily in Michigan and Indiana performing services for the automotive industry. We entered into direct negotiations with the long tenured manager of that product line that resulted in the completion of the sale on May 24, 2011.

The AMT assets and liabilities were transferred to the buyer on May 24, 2011 therefore there are no assets or liabilities related to discontinued operations as of May 31, 2011.

The operating results of discontinued operations included on the Consolidated Statements of Operations for the year ended May 31 were as follows (in thousands):

2011

Revenue	$547
Cost of revenue	99
Gross margin	448

Research and development expenses	194
Selling, general and administrative expenses	45

Income from discontinued operations before income taxes	209
Provision for income taxes	-
Income from discontinued operations	$209

Expenses related to centrally provided general and administrative services such as human resources, accounting, cash management, payroll and management were not allocated to the AMT product line. No allocation of interest expense was included in the operating results of AMT.